OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME
Schedule of other operating income

For the years ended December 31, 2021 and 2020, other operating income consists of:

	For the Years Ended December 31,
	2021	2020
Other income	$—	$133,519
Subsidy from Government	499,300	—
	$499,300	$133,519